Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Prepaid expenses	$ 454	$ 684
Insurance claims	229	0
Other	72	405
Total	$ 755	$ 1,089